Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
The Group has evaluated events subsequent to December 31, 2024 through April 30, 2025, the date on which the financial statements are available to be issued. No subsequent events occurred that would require adjustment to or disclosure in the consolidated financial statements.